Fair Value Measurements - Level 3 Reconciliation of Common stock warrant liabilities (Details) - Adagio Medical Inc - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Level 3 Reconciliation of Common stock warrant liabilities
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Change in fair value of convertible notes payables
Level 3
Level 3 Reconciliation of Common stock warrant liabilities
Balance (beginning of period)	$ 78
Additions		$ 36
Fair value measurement adjustments	(14)	$ 42
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Fair Value Adjustment of Warrants
Balance (end of period)	$ 64	$ 78